FRANKLIN TEMPLETON INVESTMENTS

One Franklin Parkway

San Mateo, California 94404-1906

February 28, 2014

Filed Via EDGAR (CIK #0001022804)

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

RE:   Franklin Templeton Fund Allocator Series (Registrant)

File Nos. 333-13601 and 811-07851

Ladies/Gentlemen:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (“Amendment”), which is being filed under the Securities Act of 1933, and the Investment Company Act of 1940.

This Amendment is being filed to amend certain investment policies and risks concerning the Franklin Templeton 2015 LifeSmart Target Fund, Franklin Templeton 2020 LifeSmart Target Fund Franklin Templeton 2025 LifeSmart Target Fund, Franklin Templeton 2030 LifeSmart Target Fund Franklin Templeton 2035 LifeSmart Target Fund, Franklin Templeton 2040 LifeSmart Target Fund, Franklin Templeton 2045 LifeSmart Target Fund and Franklin Templeton 2050 LifeSmart Target Fund.

The Amendment relates only to the Franklin Templeton 2015 LifeSmart Target Fund, Franklin Templeton 2020 LifeSmart Target Fund, Franklin Templeton 2025 LifeSmart Target Fund, Franklin Templeton 2030 LifeSmart Target Fund, Franklin Templeton 2035 LifeSmart Target Fund, Franklin Templeton 2040 LifeSmart Target Fund, Franklin Templeton 2045 LifeSmart Target Fund and Franklin Templeton 2050 LifeSmart Target Fund, series of the Registrant.  The Amendment does not otherwise delete, amend, or supersede any information relating to any of the prospectuses and statements of additional information of the Registrant’s other series of shares.

Pursuant to Rule 485(a), the Amendment will become effective on May 1, 2014.

Please direct any inquiries regarding this filing to Bruce Bohan at 650-312-3504 or the address shown above.

Sincerely yours,

Franklin Templeton Fund Allocator Series

/s/Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

KLS:dac